SCHEDULE OF CHANGES IN CONVERTIBLE NOTES (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Convertible notes payable, net, as of December 31, 2021	$ 700,816	$ 700,816	$ 616,500
Extension of convertible note payable			101,030
Exchange of convertible note payable for common stock			(16,714)
Convertible notes payable issued in 2022		1,221,000
Convertible notes payable as of September 30, 2022		1,921,816	700,816
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable, net, as of December 31, 2021	457,380	457,380	385,000
Extension of convertible note payable			72,380
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022
Convertible notes payable as of September 30, 2022	457,380	457,380	457,380
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable, net, as of December 31, 2021	60,500	60,500	50,000
Extension of convertible note payable			10,500
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022
Convertible notes payable as of September 30, 2022	60,500	60,500	60,500
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable, net, as of December 31, 2021	182,936	182,936	181,500
Extension of convertible note payable			18,150
Exchange of convertible note payable for common stock			(16,714)
Convertible notes payable issued in 2022
Convertible notes payable as of September 30, 2022	182,936	182,936	182,936
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable, net, as of December 31, 2021
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022		220,000
Convertible notes payable as of September 30, 2022		220,000
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable, net, as of December 31, 2021
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022		110,000
Convertible notes payable as of September 30, 2022		110,000
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable, net, as of December 31, 2021
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022		110,000
Convertible notes payable as of September 30, 2022		110,000
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable, net, as of December 31, 2021
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022		55,000
Convertible notes payable as of September 30, 2022		55,000
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable, net, as of December 31, 2021
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022		82,500
Convertible notes payable as of September 30, 2022		82,500
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Convertible notes payable, net, as of December 31, 2021
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022		341,000
Convertible notes payable as of September 30, 2022		341,000
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Convertible notes payable, net, as of December 31, 2021
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022		110,000
Convertible notes payable as of September 30, 2022		110,000
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Convertible notes payable, net, as of December 31, 2021
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022		82,500
Convertible notes payable as of September 30, 2022		82,500
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Convertible notes payable, net, as of December 31, 2021
Extension of convertible note payable
Exchange of convertible note payable for common stock
Convertible notes payable issued in 2022		110,000
Convertible notes payable as of September 30, 2022		$ 110,000